Other Assets - Summary of Other Assets (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Other Assets Current And Non Current [Abstract]
Prepayments	$ 1,108,278	$ 2,942,936
Refundable deposits	1,026,789	1,033,414
Other current assets	$ 2,135,067	$ 3,976,350